BORROWINGS - Supplemental Cash Flows (Details) - Non-recourse borrowings (current and non-current) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Beginning balance	$ 3,556	$ 3,477
Cash Flows	1,083	166
Foreign Exchange Movement	(62)	(87)
Ending balance	$ 4,577	$ 3,556